UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21044

UM Investment Trust
(Exact name of registrant as specified in charter)

245 Park Avenue, New York, NY 10167
(Address of principal executive offices) (Zip code)

JPMorgan Funds Management, Inc., 245 Park Avenue, New York, NY 10167
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-480-4111

Date of fiscal year end:    December 31

Date of reporting period:                 July 1, 2008 through June 30, 2009

Item 1. Proxy Voting Record.

******* FORM N-Px REPORT *******

ICA File Number: 811-21044

Reporting Period: 07/01/2008 - 06/30/2009

UM Investment Trust

=== UNDISCOVERED MANAGERS MULTI-STRATEGY FUND ====

ASIAN ERA FUND - SUB CLASS 1 (USD)

Ticker: NULL	Security ID: NA
Meeting Date: JAN 13, 2009	Meeting Type: Special
Record Date: JAN 13, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent to remove 10% redemption gate	FOR	FOR	Management

ECOFIN GLOBAL UTILITIES HEDGE FUND LP

Ticker: NULL	Security ID: NA
Meeting Date: JAN 26, 2009	Meeting Type: Special
Record Date: JAN 26, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent to the introduction of a side	FOR	FOR	Management
pocket in respect of certain illiquid
assets currently held in the Master
Fund's portfolio
2	Consent to revisions to the terms of	FOR	FOR	Management
the Management Fee and Performance
Allocation
3	Consent to change the withdrawal notice	FOR	FOR	Management
period with respect to the Interests
4	Conset to change the investment	FOR	FOR	Management
approach of the Master Fund so that it
does not invest in illiquid investments
in the future.

========== END NPX REPORT ==========

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UM Investment Trust

By (Signature and Title)	/s/ George C. W. Gatch

  George C.W. Gatch, President

Date	August 26, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ George C. W. Gatch

  George C.W. Gatch, President

Date	August 26, 2009

* Print the name and title of each signing officer under his or her signature.